Other Revenues and Restructuring Charges - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Revenues	$ 104,621,000	$ 126,401,000	$ 409,192,000	$ 345,207,000
Amortization of in-process revenue contracts	0		1,200,000	0
Restructuring charges	0	$ 327,000	0	4,772,000
Restructuring charges				4,700,000
Restructuring liability	0		0		$ 0
Amount of restructuring receivables recoverable from customer	0		0		$ 0
Lightering Support Operations [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	$ 9,000,000		$ 28,900,000
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges				$ 4,400,000